Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information
Entity Registrant Name	RumbleON, Inc.
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Entity Central Index Key	0001596961
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No